property, plant and equipment	12 Months Ended
Dec. 31, 2023
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and	Computer
		Network	leasehold	hardware		Assets under		Network	Real
(millions)	Note	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
Balance as at January 1, 2022		$34,510	$3,537	$1,525	$75	$771	$40,418	$594	$1,694	$99	$2,387	$42,805
Additions [1]		770	34	62	8	1,379	2,253	519	290	31	840	3,093
Additions arising from business acquisitions		1	50	22	—	—	73	—	129	—	129	202
Assets under construction put into service		1,088	156	91	—	(1,335)	—	—	—	—	—	—
Transfers		223	—	55	—	—	278	(278)	—	—	(278)	—
Dispositions, retirements and other		(559)	(38)	4	—	—	(593)	—	(35)	(8)	(43)	(636)
Net foreign exchange differences		3	7	13	—	—	23	—	17	—	17	40
Balance as at December 31, 2022		36,036	3,746	1,772	83	815	42,452	835	2,095	122	3,052	45,504
Additions [1]		1,006	29	62	—	803	1,900	473	289	19	781	2,681
Additions arising from business acquisitions	18(b)	36	13	3	—	—	52	—	28	—	28	80
Assets under construction put into service		625	175	126	1	(927)	—	—	—	—	—	—
Dispositions, retirements and other		(547)	(129)	(113)	(1)	—	(790)	—	(15)	(25)	(40)	(830)
Net foreign exchange differences		(2)	(4)	(8)	—	(2)	(16)	—	(11)	—	(11)	(27)
Balance as at December 31, 2023		$37,154	$3,830	$1,842	$83	$689	$43,598	$1,308	$2,386	$116	$3,810	$47,408
ACCUMULATED DEPRECIATION
Balance as at January 1, 2022		$23,070	$2,207	$938	$—	$—	$26,215	$64	$566	$34	$664	$26,879
Depreciation [2]		1,552	143	201	—	—	1,896	75	236	19	330	2,226
Transfers		54	—	35	—	—	89	(89)	—	—	(89)	—
Dispositions, retirements and other		(566)	(31)	(86)	—	—	(683)	—	(13)	(6)	(19)	(702)
Net foreign exchange differences		2	3	6	—	—	11	—	6	—	6	17
Balance as at December 31, 2022		24,112	2,322	1,094	—	—	27,528	50	795	47	892	28,420
Depreciation [2]		1,671	195	216	—	—	2,082	122	291	19	432	2,514
Dispositions, retirements and other		(528)	(113)	(81)	—	—	(722)	—	(21)	(18)	(39)	(761)
Net foreign exchange differences		(1)	—	(3)	—	—	(4)	—	(9)	—	(9)	(13)
Balance as at December 31, 2023		$25,254	$2,404	$1,226	$—	$—	$28,884	$172	$1,056	$48	$1,276	$30,160
NET BOOK VALUE
Balance as at December 31, 2022		$11,924	$1,424	$678	$83	$815	$14,924	$785	$1,300	$75	$2,160	$17,084
Balance as at December 31, 2023		$11,900	$1,426	$616	$83	$689	$14,714	$1,136	$1,330	$68	$2,534	$17,248

1	For the year ended December 31, 2023, additions include $59 (2022 – $(198)) in respect of asset retirement obligations (see Note 25).
2	For the year ended December 31, 2023, depreciation includes $36 (2022 - $9) in respect of impairment of real estate right-of-use lease assets.

As at December 31, 2023, our contractual commitments for the acquisition of property, plant and equipment totalled $297 million over a period ending December 31, 2027 (2022 – $275 million over a period ending December 31, 2027).